EARNINGS PER SHARE (Notes)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The following tables set forth the computation of basic and diluted EPS from continuing operations for the periods indicated:

	Year Ended December 31, 2016
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$354,090	211,128	$1.68
Diluted EPS from continuing operations
Effect of dilutive securities	—	1,255
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$354,090	212,383	$1.67

	Year Ended December 31, 2015
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$251,058	210,208	$1.19
Diluted EPS from continuing operations
Effect of dilutive securities	—	333
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$251,058	210,541	$1.19

	Year Ended December 31, 2014
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$319,714	209,391	$1.53
Diluted EPS from continuing operations
Effect of dilutive securities	—	1,036
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$319,714	210,427	$1.52